Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,218	$ 9,722	$ 9,419	$ 10,783	$ 9,980
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,270	9,843	9,606	11,090	10,340
Class P
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,317	10,632	10,201	11,510	10,494
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,549	10,034	9,745	11,184	10,374
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 11,824	10,222	9,869	11,270	10,408
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,868	10,248	9,898	11,293	10,409
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,821	10,220	9,879	11,281	10,409
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Account Value	$ 12,171	10,778	10,284	11,549	10,603
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Account Value	$ 12,171	10,778	10,284	11,549	10,603
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Account Value	$ 12,171	10,778	10,284	11,549	10,603
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Account Value	$ 12,171	10,778	10,284	11,549	10,603
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Account Value	$ 12,171	10,778	10,284	11,549	10,603
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Account Value	$ 12,171	10,778	10,284	11,549	10,603
Putnam Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Multi-Asset Income Blended Benchmark
Account Value	$ 12,171	$ 10,778	$ 10,284	$ 11,549	$ 10,603